Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
Document Creation Date	dei_DocumentCreationDate	Sep. 02, 2021